Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its subsidiaries referred to in Note
1.
Intercompany balances and transactions have been eliminated on consolidation. Non-controlling interests are stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Company has less than
100%
interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in the non-controlling interest having a deficit balance. Changes in the Company’s ownership interests in subsidiaries that do not
result in the Company losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

Use of Estimates, Policy [Policy Text Block]
(b)

Use of Estimates:
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Critical estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)

Foreign Currency Translation:
The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive loss.

Cash and Cash Equivalents, Policy [Policy Text Block]
(d)

Cash and Cash Equivalents:
The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three
months or less to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(e)

Restricted Cash:
The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve
months, such deposits are presented as current assets while if original maturities are longer than twelve
months, such deposits are presented as non-current assets.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
(f)

Trade Accounts Receivable, net:
The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no
potentially uncollectible accounts and hence formed
no
provision for doubtful accounts at
December 31, 2017
and
2018
respectively.

Inventory, Policy [Policy Text Block]
(g)

Inventories:
Inventories consist of lubricants and paints on board the vessels. Inventories are stated at the lower of cost and net realizable value. Cost, which consists of the purchase price, is determined by the first
in,
first
out method.

Vessels Acquisitions [Policy Text Block]
(h)
Vessel Cost:

Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new building vessels, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the accompanying consolidated statements of comprehensive loss.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(i)
Impairment of Long-Lived Assets:

The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not
recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss.

Depreciation, Depletion, and Amortization [Policy Text Block]
(j)
Vessel Depreciation:

Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, of
$300
per lightweight ton. Management estimates the useful life of the Company's vessels to be
25
years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

Discontinued Operations, Policy [Policy Text Block]
(k)

Long Lived Assets Held for Sale:
The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one
year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not
depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not
to sell the asset.

Property, Plant and Equipment, Policy [Policy Text Block]
(l)
Other Fixed Assets, Net:

Other fixed assets, net, consist of furniture, office equipment, cars and leasehold improvements, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Leasehold improvements	Until the end of the lease term (December 2024)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3

Accounting for Dry Docking Costs [Policy Text Block]	(m) Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.
Deferred Charges, Policy [Policy Text Block]
(n)

Financing Costs:
Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed when a repayment or refinancing is made and charged to interest and finance costs.

Revenue Recognition, Policy [Policy Text Block]
(o)

Accounting for Revenue and Expenses:

Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Time charter revenue is only recognized when an agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured. Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no
identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period. Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer, except for any off-hire period. Under a time charter agreement, vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer.

Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after
December 31
of each year.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of below market time charter based on the relative fair values of the vessel and the liability or asset acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as an intangible liability or asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

The Company pays commissions to ship brokers associated with arranging the Company’s charters. These commissions are recognized over the related charter period and are included in voyage expenses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(p)
Stock Incentive Plan:

All share-based compensation related to the grant of restricted and/or unrestricted shares provided to employees and to non-employee directors as well as to third
party consultants and service providers for their services provided is included in “general and administrative expenses” in the consolidated statements of comprehensive loss. The shares that do not
contain any future service vesting conditions are considered vested shares and recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and recognized on a straight-line basis over the vesting period. The shares granted to employees or directors, vested and non-vested, are measured at fair value which is equal to the market value of the Company’s common stock on the grant date.

In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates (Note
12
).

Earnings Per Share, Policy [Policy Text Block]
(q)
Earnings / (Loss)  per Share:

Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares deemed outstanding during the year. Diluted earnings/(loss) per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method as well as the potential dilution that could occur if the Company completed all sales pursuant to common stock purchase agreements, using the if-converted method. Finally net income or loss available to common stockholders is reduced to reflect any deemed dividends on convertible preferred stock, weighted for the period the convertible preferred shares were outstanding.

Derivatives, Policy [Policy Text Block]
(r)
  Derivatives and Hedging
:  The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives' fair value recognized in earnings unless specific hedge accounting criteria are met. The Company has not
applied hedge accounting for its derivative instruments during the periods presented.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(s)
Financial liabilities:
Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC
815
-
40,
where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not
subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

Segment Reporting, Policy [Policy Text Block]
(t)
Segment Reporting:
The Chief Operating Decision Maker (“CODM”), Mr. Evangelos J. Pistiolis, receives financial information and evaluates the Company’s operations by charter revenues and not
by the length, type of vessel or type of ship employment for its customers (i.e. time or bareboat charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not
use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not
identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one
reportable segment.

Lessee, Leases [Policy Text Block]
(u)
Leasing:
Leases are classified as capital leases if they meet at least one
of the following criteria: (i) the leased asset automatically transfers title at the end of the lease term; (ii) the lease contains a bargain purchase option; (iii) the lease term equals or exceeds
75%
of the remaining estimated economic life of the leased asset; (iv) or the present value of the minimum lease payments equals or exceeds
90%
of the excess of fair value of the leased property. If
none
of the above criteria is met, the lease is accounted for as an operating lease. Operating lease payments are recognized as an operating expense in the consolidated statements of comprehensive loss on a straight-line basis over the lease term. For sale and lease back transactions, when the lease qualifies as an operating lease and the lease back is considered “more than minor but less than substantially all” i.e. the seller-lessee retains more than a minor part but less than substantially all of the use of the asset, the resulting gains or losses are deferred and amortized to income over the lease period.

Beneficial Conversion Feature [Policy Text Block]
(v) Beneficial conversion feature:
A beneficial conversion feature is defined as a non detachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the conversion option’s in-the-money portion, the intrinsic value of the option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as a dividend over either the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no
stated maturity date. If the earliest conversion date is immediately upon issuance, the dividend must be recognized at inception. When there is a subsequent change to the conversion ratio based on a future occurrence, the new conversion price may
trigger the recognition of an additional beneficial conversion feature on occurrence.

Investments in Unconsolidated Joint Ventures, Policy [Policy Text Block]
(w)
Investments in unconsolidated joint ventures:
The Company's investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may
have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of comprehensive loss.

New Accounting Pronouncements, Policy [Policy Text Block]
(
x
)
Recent Accounting Pronouncements:

New Accounting Pronouncements - Adopted

ASU
2014
-
09
Revenue from Contracts with Customers: On
May 28, 2014,
the FASB issued the ASU
No
2014
-
09
Revenue from Contracts with Customers. ASU
2014
-
09,
as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The Company elected to use the modified retrospective transition method for the implementation of this standard. The implementation of this standard did not
have a material impact on the financial statements since the Company's revenues are generated from time charters. Revenue generated from time charters are within the scope of ASU
842,
Leases, because the vessel is an identified asset, the Company does not
have substantive substitution rights, and the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenue recognized under ASU
842
is discussed further below.

New Accounting Pronouncements -
Not
Yet Adopted

In
July 2017,
the FASB issued ASU
No.
2017
-
11,
"Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging" ("ASU
No.
2017
-
11"
), which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not
be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The standard is effective for fiscal years and interim periods within those fiscal years, beginning after
December 15, 2018.
The Company does
not
believe this ASU will have a material impact on its financial statements.

In
June 2018,
the FASB issued ASU
2018
-
07,
“Compensation–Stock Compensation (Topic
718
): Improvements to Nonemployee Share-Based Payment Accounting.” This ASU expands the scope of Topic
718,
which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. Currently, nonemployee awards are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever can be more reliably measured. Under ASU
2018
-
07,
equity-classified nonemployee awards within the scope of Topic
718
will be measured at grant-date fair value. The ASU simplified the accounting for share-based payments granted to nonemployees for goods and services, therefore guidance on such payments to nonemployees would be mostly aligned with the requirements for share-based payments granted to employees. The amendments in this ASU are effective for fiscal years beginning after
December 15, 2018,
with early adoption permitted. The Company does
not
believe this ASU will have a material impact on its financial statements.

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework – Changes to the disclosure requirements for fair value measurement. The amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company will adopt this standard for its first
interim reporting period commencing as of
January 1, 2020.
The adoption of this ASU is
not
expected to have a material effect on the Company's consolidated financial statements and accompanying notes.

In
February 2016,
the FASB issued ASU
No.
2016
-
02—Leases
(ASC
842
), as amended from time to time, which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not
substantially change lessor accounting, nor lease classification criteria. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first
apply the new guidance, using a modified retrospective transition method. Under that transition method, an entity initially applies the new leases standard (subject to specific transition requirements and optional practical expedients) at the beginning of the earliest period presented in the financial statements (which is
January 1, 2017
for calendar-year-end public business entities that adopted the new leases standard on
January 1, 2019).

The new standard (i) provides entities with an additional (and optional) transition method to adopt the new leases standard, under which an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests and (ii) provides lessors with a practical expedient, by class of underlying asset, to not
separate non-lease components from the associated lease component and, instead, to account for those components as a single component if both of the following are met: (a) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (b) the lease component, if accounted for separately, would be classified as an operating lease. If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with ASC
606.
Otherwise, the entity should account for the combined component as an operating lease in accordance with ASC
842.
For public companies, the standard will be effective for the first
interim reporting period within annual periods beginning after
December 15, 2018,
although early adoption is permitted.

The Company will adopt this standard for its
first
interim reporting period commencing
January 1, 2019,
by using the modified retrospective transition method and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, the Company will elect to apply the additional optional transition method along with the following practical expedients: (i) a package of practical expedients which does not
require the Company to reassess: (
1
) whether any expired or existing contracts are or contain leases; (
2
) lease classification for any expired or existing leases; and (
3
) whether initial direct costs for any expired or existing leases would qualify for capitalization under ASC
842.
The Company will elect the practical expedient for lessors for presentation purposes, upon adoption of ASC
842
-Leases, which allows the Company to account for the lease and non-lease (primarily crew and maintenance services) component of time charter agreements as one, since as the timing and pattern of transfer of the non-lease components and associated lease component are the same, the lease components, if accounted for separately, would be classified as an operating lease, and the predominant component in its time charter agreements is the lease component.

The Company’s operating lease commitments relating to bareboat chartered-in vessels will be subject to the new standard and will be recognized as operating lease liabilities and right-of-use assets upon its adoption, which will increase the Company's total assets and total liabilities that the Company reports relative to such amounts prior to adoption. The Company is in the final process of implementing a new lease accounting policy and updating its controls and procedures for maintaining and accounting for its leases under the new guidance in order to be able to quantify the effect. The Company expects the adoption of the new standard to have a significant impact on its consolidated financial statements.

In
November 2018,
FASB issued
ASU2018
-
19
 “Codification Improvements to topic
326,
Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not
within the scope of ASC
326
-
20
 and should instead be accounted for under the new leasing standard, ASC
842.
 ASU
2018
-
19
is effective for fiscal years, including interim periods within those fiscal periods, beginning after
December 15, 2019.
The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.